MEZZANINE AND STOCKHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
MEZZANINE AND STOCKHOLDER'S EQUITY	MEZZANINE AND STOCKHOLDER'S EQUITY
At December 31, 2025, the Company had 530,391,043 shares of common stock outstanding to its parent, Santander. The Company did not have any contributions from Santander for the years ended December 31, 2025 or 2024. During the year ended December 31, 2025, the Company paid total dividends, including dividends on common and preferred stock, to Santander in the amount of $1.5 billion.

Preferred Stock Issuances

On December 19, 2023, the Company issued 500,000 shares of the Series G Preferred Stock. Dividends on the Series G Preferred Stock are payable when, as and if authorized by the Company’s Board of Directors or a duly authorized committee thereof. From and including December 19, 2023 to but excluding December 21, 2028, dividends will accrue on a non-cumulative basis a rate of 8.17% per annum, payable quarterly in arrears. From and including December 21, 2028, dividends on the Series G Preferred Stock will accrue on a non-cumulative basis at the five-year U.S. Treasury rate as of the most recent re-set dividend determination date plus 4.360% for each dividend re-set period, payable quarterly in arrears. The Company may redeem the Series G Preferred Stock on, among others, any dividend payment date on or after December 21, 2028. As of December 31, 2025, Santander was the sole holder of the Series G Preferred Stock.

On June 15, 2023, the Company issued 1,000,000 shares of the Series F Preferred Stock. Dividends on the Series F Preferred Stock are payable when, as and if authorized by the Company's Board of Directors or a duly authorized committee thereof. From and including June 15, 2023 to but excluding June 15, 2028, dividends will accrue on a non-cumulative basis a rate of 9.38% per annum, payable quarterly in arrears. From and including June 15, 2028, dividends on the Series F Preferred Stock will accrue on a non-cumulative basis at the five-year U.S. Treasury rate as of the most recent re-set dividend determination date plus 5.467% for each dividend re-set period, payable quarterly in arrears. The Company may redeem the Series F Preferred Stock on, among others, any dividend payment date on or after June 21, 2028. As of December 31, 2025, Santander was the sole holder of the Series F Preferred Stock.
On December 21, 2022, the Company issued 500,000 shares of the Series E Preferred Stock. Dividends on the Series E Preferred Stock are payable when, as and if authorized by the Company's Board of Directors or a duly authorized committee thereof. From and including December 21, 2022 to but excluding December 21, 2027, dividends will accrue on a non-cumulative basis a rate of 8.41% per annum, payable quarterly in arrears. From and including December 21, 2027, dividends on the Series E Preferred Stock will accrue on a non-cumulative basis at the five-year U.S. Treasury rate as of the most recent re-set dividend determination date plus 4.74% for each dividend re-set period, payable quarterly in arrears. The Company may redeem the Series E Preferred Stock on, among others, any dividend payment date on or after December 31, 2027. As of December 31, 2025, Santander was the sole holder of the Series E Preferred Stock.